SUPPLEMENTARY INFORMATION RELATING TO THE NATURE OF EXPENSES (Selling, general and administrative expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2022	Jan. 03, 2021
Analysis of income and expense [abstract]
Selling expenses	$ 68,591	$ 76,327
Administrative expenses	147,260	101,492
Distribution expenses	98,320	94,487
Selling, general and administrative expenses	$ 314,171	$ 272,306